Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 3,056,043	$ 4,148,279
Accounts receivable	1,124,747	4,177,678
Inventories		154,092
Prepaid expenses and other assets	5,401,296	6,833,557
Note receivable	4,070,970	4,015,847
Total current assets	13,675,609	19,367,009
Leasehold improvements and equipment, net	287,064	730,647
Right of use assets – operating lease	1,501,726	1,940,115
Intangible assets	713,015	1,109,807
Total Assets	16,177,414	23,147,578
Current Liabilities
Accounts payable	2,704,606	6,102,417
Deferred revenue	4,743,019	2,352,565
Other current liabilities	3,021,734	3,669,123
Loans payable – current	102,149	264,177
Convertible notes payable	529,768	1,525,220
Operating lease liability – current	768,538	684,143
Total Current Liabilities	11,896,205	14,622,487
Loans payable – non-current		133,303
Operating lease liability – non-current	989,503	1,499,386
Total Liabilities	12,885,708	16,255,176
Commitments and contingencies
Shareholders’ Equity
Ordinary shares (2,166,666,666 shares authorized, comprising 2,166,250,000 Class A ordinary shares and 416,666 Class B ordinary shares, par value of $0.0000462 per share; 2,436,907 and 759,107 shares issued and outstanding as of December 31, 2025 and 2024, respectively, comprising 2,258,611 and 580,811 Class A ordinary shares, respectively, and 178,296 Class B ordinary shares for both periods)	113	35
Additional paid-in capital	42,395,828	36,953,448
Accumulated deficit	(38,635,083)	(30,100,945)
Accumulated other comprehensive income (loss)	(237,541)	271,452
Total Shareholders’ Equity to shareholders of Webuy Global Ltd	3,523,317	7,123,990
Deficit attributable to non-controlling interests	(231,611)	(231,588)
Total Shareholders’ Equity	3,291,706	6,892,402
Total Liabilities and Shareholders’ Equity	16,177,414	23,147,578
Related Party
Current assets
Amount due from related parties	22,553	37,556
Current Liabilities
Amount due to a related party	$ 26,391	$ 24,842